Shareholder Report, Line Graph (Details) 194905_Aristotle Strategic Income Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 14,237	$ 13,637	$ 12,694	$ 13,092	$ 13,358	$ 10,946	$ 11,564	$ 11,257	$ 10,903	$ 10,000	$ 14,915
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	$ 11,342	$ 10,814	$ 10,633	$ 11,168	$ 11,651	$ 11,569	$ 10,620	$ 10,165	$ 10,044	$ 10,000	$ 11,835